Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Provisions [Abstract]
Provisions - Provisions [Text Block]

Philips Group

Provisions

in millions of EUR

	2020			2021
	long-term	short-term	total	long-term	short-term	total
Post-employment benefit1)	751		751	659		659
Respironics field action provision				52	525	577
Product warranty	28	139	167	32	207	238
Environmental provisions	162	21	183	99	26	124
Restructuring-related provisions	17	100	117	8	58	66
Legal provisions	19	53	72	53	39	91
Contingent consideration provisions	203	114	318	156	52	208
Other provisions	279	93	372	257	92	349
Provisions	1,458	522	1,980	1,315	998	2,313
1)For more details refer to Post-employment benefits.

Provisions - Field action provision [Text Block]	Philips Group Field action provision in millions of EUR
2021
Additions	719
Utilizations	(175)
Translation differences	33
Balance as of December 31	577

Provisions - Main assumptions [Text Block]

Philips Group

Main assumptions

in millions of EUR unless otherwise stated

		Increase (decrease) in provision
Assumption	Estimate	Increase individual assumption by 10%	Decrease individual assumption by 10%
Total quantity of devices	5.2 million	63	(63)
Replacement share	46%	44	(44)

Provisions - Provisions for assurance-type product warranty [Text Block]

Philips Group

Provisions for assurance-type product warranty

in millions of EUR

	2020	2021
Balance as of January 1	210	167
Additions	239	364
Utilizations	(270)	(265)
Transfer to liabilities associated with assets held for sale		(37)
Translation differences and other	(12)	10
Balance as of December 31	167	238

Provisions - Environmental provisions [Text Block]

Philips Group

Environmental provisions

in millions of EUR

	2020	2021
Balance as of January 1	170	183
Additions	9	18
Utilizations	(16)	(15)
Releases	0	(64)
Changes in discount rate	37	(10)
Accretion	3	3
Translation differences and other	(19)	9
Balance as of December 31	183	124

Provisions - Restructuring-related provisions [Text Block]

Philips Group

Restructuring-related provisions

in millions of EUR

	Jan. 1, 2021	additions	utilizations	releases	other changes	Dec. 31, 2021
Diagnosis & Treatment	33	23	(19)	(13)	1	26
Connected Care	17	16	(12)	(4)	-	17
Personal Health	28	6	(21)	(6)	2	9
Other	38	10	(21)	(16)	4	14
Philips Group	117	55	(73)	(39)	6	66

Provisions - Restructuring-related provision [Text Block]

Philips Group

Restructuring-related provision

in millions of EUR

	Jan. 1, 2020	additions	utilizations	releases	other changes	Dec. 31, 2020
Diagnosis & Treatment	61	36	(47)	(16)	(1)	33
Connected Care	28	17	(21)	(5)	(3)	17
Personal Health	25	30	(22)	(3)	(1)	28
Other	41	35	(31)	(7)	-	38
Philips Group	156	118	(122)	(32)	(4)	117

Provisions - Legal provisions [Text Block]

Philips Group

Legal provisions

in millions of EUR

	2020	2021
Balance as of January 1	55	72
Additions	72	43
Acquisitions		38
Utilizations	(45)	(17)
Releases	(6)	(48)
Accretion	1	1
Translation differences and other	(5)	3
Balance as of December 31	72	91

Provisions - Contingent consideration provisions [Text Block]	Philips Group Contingent consideration provisions in millions of EUR
	2020	2021
Balance as of January 1	354	318
Acquisitions	70	16
Utilizations	(14)	(48)
Fair value changes	(93)	(78)
Balance as of December 31	318	208

Provisions - Other provisions [Text Block]

Philips Group

Other provisions

in millions of EUR

	2020	2021
Balance as of January 1	392	372
Additions	161	89
Utilizations	(109)	(87)
Releases	(49)	(29)
Accretion	(1)	(5)
Translation differences and other	(21)	9
Balance as of December 31	372	349